OTHER INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Indefinite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 53,188,000	$ 55,937,000	$ 6,819,000	$ 53,171,000
Impairment losses				15,257,000
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 4,789,000